MINERAL PROPERTIES (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Jul. 31, 2014
Mineral Properties, Net	$ 0	$ 0
Joint Venture Option Agreements, Description	The Company has negotiated joint venture option agreements with two local Turkish entities. The first option agreement was signed with the first local partner for a 50% share of three permits in the Boyabat area in northern Turkey and a second option agreement was signed with a second local partner for a 50% interest in three additional permits in the Boyabat area in northern Turkey.
Oman Properties [Member]
Mineral Properties, Net			$ 800,000